RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 12 –RELATED PARTY TRANSACTIONS

All transactions listed below are related to the Company as Cosmo Communications, Inc (“Cosmo”) and Starlight Electronics Co., Ltd (“SLE”) are affiliates of our former Chairman of the Board, Mr. Phillip Lau. Additionally, Stingray is part of the group of investors who participated in the Private Placement and have acquired a minority interest in the Company (see Note 10 – August 2021 Private Placement ).

DUE TO/FROM RELATED PARTIES

On December 31, 2021 and March 31, 2021, the Company had amounts due to related parties in the amounts of approximately $63,000 respectively for services provided by these companies and licensing fees for use of pedestal model molds and tools owned by the former parent company.

On December 31, 2021 and March 31, 2021, the Company had amounts due from Stingray of approximately $159,000 and $88,000, respectively for shared revenue from music content provided to our customers from their library of produced and licensed karaoke content.

TRADE

The Company has a music subscription sharing agreement with Stingray. For the three months ended December 31, 2021 and 2020 the Company received music subscription revenue of approximately $160,000 and $188,000, respectively. For the nine months ended December 31, 2021 and 2020 the Company received music subscription revenue of approximately $384,000 and $290,000, respectively. These amounts were included as a component of net sales in the accompanying condensed consolidated statements of income.

On July 30, 2020, the Company and Cosmo reached agreement that Cosmo would no longer be the Company’s Canadian distributor and the Company became the sole and exclusive distributor of the Company’s products in Canada. As part of the agreement, the companies executed a Purchase and Sales agreement whereby the Company acquired all of Cosmo’s karaoke inventory for approximately $685,000. During the three and nine months ended December 31, 2021, there was a gain of approximately $11,000 from Cosmo related to payments received in Fiscal 2022 on prior year sales and the related receivable previously reversed and written off as initially deemed uncollectible.

The Company incurred service expenses from SLE. The services from SLE were approximately $91,000 for the three months ended December 31, 2021 and 2020. The services from SLE for the nine months ended December 31, 2021 and 2020 were approximately $272,000. These amounts were included as a component of general and administrative expenses in the accompanying condensed consolidated statements of income.

NOTE 12 – RELATED PARTY TRANSACTIONS

DUE TO/FROM RELATED PARTIES

On March 31, 2021 the Company had approximately $0.1 million due to related parties SLRD, SCE and SLE for services provided by these companies and licensing fees for use of pedestal model molds and tools owned by them. On March 31, 2020, the Company had approximately $0.5 million due from related parties SLRD, SCE and SLE for goods and services sold to these companies.

TRADE

During both Fiscal 2021 and 2020 the Company paid approximately $0.4 million to SLE as reimbursement for engineering, quality control and other administrative services performed on our behalf in China. These expense reimbursements were included in general and administrative expenses on our consolidated statements of operations.

During Fiscal 2021 and 2020 the Company sold approximately $0.0 million and $0.9 million, respectively of product to Winglight for direct shipment to Cosmo at discounted pricing granted to major direct import customers shipped internationally with freight prepaid. These amounts were included as a component of net sales in the accompanying consolidated statements of operations.

On July 30, 2020, the Company and Cosmo reached agreement that Cosmo would no longer be the Company’s Canadian distributor and the Company became the sole and exclusive distributor of the Company’s products in Canada. As part of the agreement, the companies executed a Purchase and Sales agreement whereby the Company acquired all of Cosmo’s karaoke inventory for approximately $0.7 million. During Fiscal 2021 there was a gain of approximately $0.2 million from Cosmo related to payments received in Fiscal 2021 on prior year sales and the related receivable previously reversed and written off as initially deemed uncollectible.